Consolidated Statement of Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Consolidated Net Profit / (Loss)	€ (189,734,199)	€ (151,058,190)	€ (514,460,016)
Items that will not be reclassified to Profit or Loss
Change in Fair Value of Shares through Other Comprehensive Income	359,458	0	0
Items that may be reclassified to Profit or Loss
Foreign Currency Translation Differences from Consolidation	(27,250,608)	62,569,010	50,546,172
Other Comprehensive Income	(26,891,150)	62,569,010	50,546,172
Total Comprehensive Income	€ (216,625,349)	€ (88,489,180)	€ (463,913,844)